Condensed Statements of Operations (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 JPY (¥) ¥ / shares shares
Revenue:
Total revenue	¥ 299,139	$ 1,975	¥ 158,639
Costs and Expenses:
Research and development	279,436	1,845	339,283
Selling, general and administrative expenses	1,051,796	6,944	643,892
Total costs and expenses	1,474,762	9,737	1,030,349
Loss from operations	(1,175,623)	(7,762)	(871,710)
Interest expense	(15,811)	(104)	(13,423)
Other income, net	41,407	273	133
Loss before income taxes	(1,150,027)	(7,593)	(885,000)
Income tax expense
Net loss	¥ (1,150,027)	$ (7,593)	¥ (885,000)
Weighted-average shares outstanding used to compute net loss per share, basic (in Shares)	13,455,691	13,455,691	6,000,000
Net loss per share attributable to common stockholders, basic (in Yen per share and Dollars per share) | (per share)	¥ (85.47)	$ (0.56)	¥ (147.5)
Services
Revenue:
Total revenue	¥ 73,430	$ 485	¥ 121,866
Costs and Expenses:
Total cost	16,710	111	23,121
Products
Revenue:
Total revenue	225,709	1,490	36,773
Costs and Expenses:
Total cost	¥ 126,820	$ 837	¥ 24,053